Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 1,345	$ 0
Derivative assets (note 8)	916	5,164
Accrued liabilities	(1,889)	(2,359)
Current portion of derivative liabilities	(3,248)	(6,330)
Derivative liabilities	(5,177)	(4,208)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(1,182)	(2,359)
Current portion of derivative liabilities	(3,248)	(6,330)
Derivative liabilities	(5,177)	(4,208)
Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative assets (note 8)	916	$ 5,164
Time-charter Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	1,345
Accrued liabilities	$ (707)